Summary of Share Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2007
Number of Options
Outstanding at January 1, 2011	11,292,648
Granted	232,000	10,416,806
Forfeited	(797,944)
Exercised	(3,751,360)
Outstanding at December 31, 2011	6,975,344
Vested or expected to vest at December 31, 2011	6,858,174
Exercisable at December 31, 2011	4,379,864
Weighted-Average Exercise Price
Outstanding at January 1, 2011	$ 1.34
Granted	$ 2.08
Forfeited	$ 2.05
Exercised	$ 0.44
Outstanding at December 31, 2011	$ 1.76
Vested or expected to vest at December 31, 2011	$ 1.76
Exercisable at December 31, 2011	$ 0.37
Weighted-Average Remaining Contractual Term
Outstanding at January 1, 2011	7.98
Outstanding at December 31, 2011	7.11
Vested or expected to vest at December 31, 2011	7.09
Exercisable at December 31, 2011	6.11
Aggregate Intrinsic Value
Outstanding at January 1, 2011	$ 10,042
Outstanding at December 31, 2011	1,868
Vested or expected to vest at December 31, 2011	1,859
Exercisable at December 31, 2011	$ 1,606